Related Party Transactions (Details) - Schedule of amounts due from related parties ¥ in Thousands, $ in Thousands		Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Business Acquisition [Line Items]
Total		¥ 2,895	$ 432	¥ 721
Total		(1,500)	(224)
Total		(292)	(44)
Fanhua Yuntong [Member]
Business Acquisition [Line Items]
Total	[1]	2,895	432	721
Total	[2]	(1,500)	(224)
Total	[3]	¥ (292)	$ (44)

[1]	Starting from January 2021, the Group cooperated with Fanhua Lianxing and provided insurance consulting service.
[2]	Starting from January 2022, the Group cooperated with Fanhua Lianxing and provided trust consulting service.
[3]	Starting from August 2021, the Group cooperated with Fanhua Yuntong and Fanhua Yuntong provided client referral service to us.